Franklin California Tax-Free Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.2%
California 95.4%
ABAG Finance Authority for Nonprofit Corporations Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$ 1,000,000	$ 1,133,460
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,128,080
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20	1,175,000	1,199,828
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	4,565,000	4,945,082
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,074,800
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	906,797
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	506,386
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,096,870
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A, 5.00%, 8/01/25	4,210,000	4,956,643
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	16,615,200
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,314,355
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,145,944
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,573,990
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,184,565
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35	1,650,000	1,910,122
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36	2,045,000	2,357,537
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37	1,330,000	1,524,885
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,160,760
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,547,909
El Camino Hospital, 5.00%, 2/01/29	2,460,000	2,970,622
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,498,050
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,423,908
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,149,270
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,382,800
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,444,714
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,293,482
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26	300,000	348,633
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27	320,000	376,131
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/32	875,000	1,005,944
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/34	1,295,000	1,477,323
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/35	1,500,000	1,705,740
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/36	1,595,000	1,807,326
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/37	1,600,000	1,807,280
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/38	1,320,000	1,485,436
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	4,440,000	4,613,648
Refunding, Series N, 5.00%, 5/01/21	10,845,000	11,651,217
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,856,579
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	$10,000,000	$ 11,490,000
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,749,627
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,725,350
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,320,906
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,282,049
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,718,082
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,627
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,962
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	53,521
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,345,000
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,238,861
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,469,107
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,185,080
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	2,064,335
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,764,390
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,338,720
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,330,300
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,600,933
University of San Francisco, Refunding, 5.00%, 10/01/21	1,530,000	1,668,266
University of San Franciso, Refunding, Series A, 5.00%, 10/01/37	1,365,000	1,628,814
California State GO,
Various Purpose, 5.00%, 4/01/30	10,000,000	12,592,300
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,453,650
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	18,359,002
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,658,206
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,729,250
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,714,750
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,206,180
California State Municipal Finance Authority Revenue,
Armenian Home Project, California Mortgage Insured, 5.00%, 5/15/36	1,000,000	1,183,240
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,191,810
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,170,630
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,243,147
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,152,800
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,328,480
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,383,478
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,335,620
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,107,455
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,665,507
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	1,500,000	1,734,045
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,518,288
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,335,820
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,132,621
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,537,502
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	4,019,120
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,715,900
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,703,350
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,608,084
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,264,980
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,285,703
  |  2

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	$ 1,435,000	$ 1,539,640
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,790,409
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,159,520
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,590,527
Kern Regional Center Project, Series A, 6.00%, 5/01/19	250,000	250,895
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,506,060
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	26,600,000	30,540,524
National University, Series A, 5.00%, 4/01/35	1,780,000	2,121,190
National University, Series A, 5.00%, 4/01/37	2,945,000	3,480,931
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,151,650
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,050,777
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,507,103
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,613,318
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,155,160
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,533,573
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,420,313
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	5,023,845
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,558,974
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,195,960
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,188,400
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,194,012
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,688,342
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/20	575,000	599,616
California State PCFA Water Furnishing Revenue,
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/21	845,000	908,147
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/22	855,000	944,895
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/29	4,350,000	5,416,620
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	10,000,000	11,639,200
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	7,959,221
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 5.75%, 4/01/23	4,000,000	4,000,000
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.00%, 4/01/24	6,605,000	6,605,000
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/25	4,725,000	4,838,778
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/26	1,000,000	1,024,080
Trustees of the California State University, Various California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,585,475
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,280,649
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,224,321
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,743,651
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	6,405,000	6,521,443
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	14,828,634
  |  3

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	$10,000,000	$ 10,886,700
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,371,700
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,400,640
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	6,014,150
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,636,253
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,259,528
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,009,150
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,153,620
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,423,188
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,518,660
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,116,143
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	567,770
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,135,540
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,228,340
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,246,711
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,770,576
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,884,782
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,066,581
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,234,000
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,348,539
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,778,829
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,842,950
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,712,715
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,361,532
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,952,111
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,124,340
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,523,995
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,001,630
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,311,624
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,514,121
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	4,945,392
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,776,494
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,131,510
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,513,614
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,763,505
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,171,750
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,771,492
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,577,165
Refunding, 5.00%, 10/01/23	1,510,000	1,688,724
Refunding, 5.00%, 10/01/28	1,925,000	2,133,766
Refunding, 5.00%, 10/01/30	1,125,000	1,237,928
  |  4

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Dublin USD, GO, Refunding, 5.00%, 8/01/32	$ 3,220,000	$ 3,866,318
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,450,018
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,529,358
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,900,440
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,310,050
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	5,981,650
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	2,935,408
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,238,740
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,230,471
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,990,600
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,322,168
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,077,390
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,129,778
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,014,790
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,327,836
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,394,728
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,460,998
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	19,601,748
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,231,675
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,419,194
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,915,311
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,507,750
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,000,475
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,125,870
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,165,830
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,157,430
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/32	8,135,000	9,352,484
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	10,000,000	11,453,700
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	9,000,000	10,208,700
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,091,881
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,302,912
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,496,381
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,775,466
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,163,000
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,181,832
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,166,920
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,158,880
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,470,738
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,187,545
  |  5

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Jurupa PFA Special Tax Revenue, (continued)
Refunding, Series A, 5.00%, 9/01/29	$ 1,155,000	$ 1,326,263
Refunding, Series A, 5.00%, 9/01/29	530,000	609,887
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,724,012
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,349,329
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,824,588
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,960,133
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,095,922
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,619,600
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,542,842
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,803,879
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.00%, 8/01/24	1,300,000	1,319,526
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,400,000	1,498,756
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	810,000	870,572
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,451,202
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,399,713
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,744,550
Los Angeles County MTA Sales Tax Revenue,
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,437,175
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,775,200
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,741,300
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,588,150
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,000,470
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,803,628
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,840,205
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,732,800
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,587,820
Power System, Series B, 5.00%, 7/01/31	6,700,000	7,961,476
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,060,590
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,346,560
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,989,059
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,117,924
Water System, Refunding, Series B, 5.00%, 7/01/34	2,500,000	3,064,475
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	4,047,429
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,439,565
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,892,150
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,174,963
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,377,450
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,992,500
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,403,992
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,950,145
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,115,970
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,453,568
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,979,550
  |  6

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	$ 1,200,000	$ 1,416,516
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,832,890
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,658,504
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,491,588
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,086,700
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,729,218
Refunding, Series E, 5.00%, 7/01/22	23,900,000	26,695,344
Refunding, Series E, 5.00%, 7/01/23	20,000,000	23,026,200
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,314,651
Montebello USD, GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,471,298
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	6,659,175
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,539,776
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	6,213,060
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,281,142
Refunding, 5.00%, 9/01/22	1,495,000	1,652,065
Refunding, 5.00%, 9/01/24	1,810,000	1,992,213
Refunding, 5.00%, 9/01/25	1,000,000	1,098,180
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	11,072,730
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,949,984
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,017,300
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,018,520
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,237,334
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,129,468
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/28	1,000,000	1,095,990
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/29	1,280,000	1,399,322
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,921,765
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,089,630
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,681,708
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,265,000	2,709,053
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,030,502
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,343,498
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,073,452
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,185,556
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	450,000	483,543
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,157,902
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,369,685
  |  7

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	$ 3,500,000	$ 4,049,290
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,627,760
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,634,480
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,552,350
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,254,658
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,120,210
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,184,694
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,365,003
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,557,794
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,755,004
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,963,761
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,259,555
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,415,116
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,166,790
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,326,500
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,505,672
Refunding, 5.50%, 2/01/25	3,770,000	3,885,023
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,315,940
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,579,415
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,074,698
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,767,959
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	714,925
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,405,611
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,780,615
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,191,112
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,038,734
Sacramento Transient Occupapancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/34	1,485,000	1,797,578
Convention Center Complex, Senior, Series A, 5.00%, 6/01/35	2,000,000	2,414,880
Convention Center Complex, Senior, Series A, 5.00%, 6/01/36	2,220,000	2,668,684
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,192,900
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,084,447
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,831,766
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,415,600
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,051,220
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,028,661
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,002,600
  |  8

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Refunding, Second Series, Series G, 5.00%, 5/01/23	$ 1,400,000	$ 1,505,882
Governmental Purpose, Second Series, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,836,358
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Sereis A, 5.00%, 1/01/34	1,335,000	1,595,912
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/33	1,000,000	1,199,030
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/35	1,000,000	1,190,340
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/36	1,000,000	1,185,990
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,423,016
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,628,374
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%, 11/01/28	5,000,000	5,983,100
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,041,104
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,231,880
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,254,078
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,014,950
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,043,957
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,016,010
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,016,010
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,487,253
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,574,180
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26	1,000,000	1,087,170
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	15,579,240
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,387,000
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,116,500
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,585,090
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,110,894
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,290,883
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,165,240
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,214,147
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	7,998,970
Santa Ana CRDA Tax Allocation, Merged Project Area, Series A, Pre-Refunded, 6.00%, 9/01/22	5,000,000	5,437,750
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,329,904
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,185,320
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,395,036
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	16,992,145
Series A, 5.00%, 3/01/27	11,945,000	13,153,356
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,552,115
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,546,175
  |  9

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	$ 1,500,000	$ 1,513,620
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,961,150
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,160,120
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,170,060
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,812,395
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,051,220
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,051,220
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,515,310
General, Series AM, 5.00%, 5/15/28	1,835,000	2,143,280
General, Series U, 5.00%, 5/15/19	4,060,000	4,078,229
Series S, 5.00%, 5/15/19	8,125,000	8,160,019
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,143,380
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,348,986
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,121,205
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,802,369
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,628,796
Woodland Special Tax, CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/36	1,610,000	1,796,197
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%, 9/01/26	1,435,000	1,592,563
		1,515,244,071
U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,149,880
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,201,420
		4,351,300
Puerto Rico 0.5%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,160,550
[a] Series WW, 5.375%, 7/01/23	5,000,000	3,556,250
		8,716,800
Total U.S. Territories		13,068,100
Total Municipal Bonds before Short Term Investments (Cost $1,444,681,236)		1,528,312,171
  |  10

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Intermediate-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 2.9%
	Municipal Bonds 2.9%
	California 2.9%
[b]	Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.35%, 9/02/22	$ 4,178,000	$ 4,178,000
[b]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.28%, 10/01/41	10,045,000	10,045,000
[b]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.31%, 7/01/35	5,000,000	5,000,000
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.26%, 7/01/34	8,400,000	8,400,000
	Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.27%, 7/01/35	6,400,000	6,400,000
[b]	The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.26%, 7/01/35	6,500,000	6,500,000
[b]	University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.26%, 5/15/48	5,300,000	5,300,000
	Total Short Term Investments (Cost $45,823,000)		45,823,000
	Total Investments (Cost $1,490,504,236) 99.1%		1,574,135,171
	Other Assets, less Liabilities 0.9%		14,995,488
	Net Assets 100.0%		$1,589,130,659

See Abbreviations on page 15.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  11

Franklin California Tax-Free Trust
Statement of Investments, March 31, 2019 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 27.1%
	California 27.1%
	California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 3.00%, 11/15/19	$ 450,000	$ 454,563
	California School Finance Authority School Facility Revenue,
	Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/20	215,000	223,596
	Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/21	100,000	106,654
	California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/21	265,000	280,208
	California State Education Notes Program Revenue, Fiscal Year 2018-19 Note Participations, Series A, 4.00%, 6/28/19	1,000,000	1,005,840
	California State Educational Facilities Authority Revenue, Art Center College of Design, Refunding, Series A, 5.00%, 12/01/19	125,000	127,801
	California State GO, Various Purpose, Refunding, 5.00%, 10/01/19	1,000,000	1,017,930
	California State Municipal Finance Authority Revenue,
	California Lutheran University, Refunding, 5.00%, 10/01/19	550,000	559,196
	Community Medical Centers, Refunding, Series A, 5.00%, 2/01/22	1,300,000	1,413,139
	California Statewide CDA Revenue, Huntington Memorial Hospital, 5.00%, 7/01/20	300,000	312,462
	Campbell UHSD, GO, Santa Clara County, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,005,740
	Carson RDA Successor Agency Tax Allocation, Project Area No. 4, Refunding, BAM Insured, 2.00%, 10/01/19	235,000	235,754
	Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/22	1,000,000	1,100,330
	Lodi PFAR, Electric System, Refunding, AGMC Insured, 5.00%, 9/01/19	225,000	228,366
	Long Beach Harbor Revenue, Short-Term Notes, Refunding, Series A, 5.00%, 12/15/20	500,000	530,785
	Los Angeles County Revenue, TRAN, 4.00%, 6/28/19	1,000,000	1,006,030
	Moraga School District GO, Contra Costa County, Refunding, 2.00%, 5/15/19	250,000	250,220
	Moreno Valley USD Financing Authority Special Tax Revenue, Series A, 3.00%, 9/01/19	515,000	517,251
	Napa Valley USD, GO, Napa County, TRAN, 4.00%, 6/28/19	1,000,000	1,006,080
	Norco CFD No. 1 Special Tax, Norco Ridge Ranch, Refunding, 3.00%, 9/01/19	615,000	618,838
	Perris Joint Powers Authority Local Agency Revenue, CFD No. 93-1 and 2004-5, Refunding, Series C, 3.00%, 9/01/19	510,000	512,570
	Total Municipal Bonds before Short Term Investments (Cost $12,479,876)		12,513,353
	Short Term Investments 72.3%
	Municipal Bonds 72.3%
	California 72.3%
[a]	California Health Facilities Financing Authority Revenue,
	Children’s Hospital of Orange County, Series D, LOC US Bank National Association, Weekly VRDN and Put, 1.29%, 11/01/34	1,800,000	1,800,000
	Health Facility, Catholic Healthcare West, Series B, LOC Bank of Montreal, Weekly VRDN and Put, 1.45%, 3/01/47	1,800,000	1,800,000
	Health Facility, Catholic Healthcare West, Series C, LOC Bank of Montreal, Weekly VRDN and Put, 1.30%, 3/01/47	150,000	150,000
[a]	California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A, LOC Bank of New York Mellon, Weekly VRDN and Put, 1.54%, 7/01/33	1,800,000	1,800,000
[a]	California State Educational Facilities Authority Revenue, California Institute of Technology, Various, Series B, Weekly VRDN and Put, 1.29%, 10/01/36	1,800,000	1,800,000
[a]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.30%, 8/15/47	600,000	600,000
[a]	East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.28%, 6/01/38	1,800,000	1,800,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin California Tax-Free Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin California Ultra-Short Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	California (continued)
	EL Paso de Robles GO, Refunding, 5.00%, 8/01/19	$1,115,000	$ 1,128,726
	Inglewood USD, GO, Los Angeles County, Election of 2012, Series B, 4.00%, 8/01/19	500,000	503,845
[a]	Irvine 1915 Act Special Assessment,
	Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.35%, 9/02/22	1,800,000	1,800,000
	Limited Obligation Improvement, AD No. 94-15, Orange County, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.35%, 9/02/20	1,511,000	1,511,000
	Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.35%, 9/02/22	1,800,000	1,800,000
[a]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.28%, 10/01/41	1,000,000	1,000,000
[a]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.26%, 7/01/34	1,800,000	1,800,000
	Water System, Refunding, Series B, Subseries B-1, SPA Royal Bank of Canada, Weekly VRDN and Put, 1.25%, 7/01/35	1,800,000	1,800,000
	Los Angeles Revenue, TRAN, 4.00%, 6/27/19	1,000,000	1,005,910
[a]	The Metropolitan Water District of Southern California Water Revenue, Refunding, Series D, Weekly VRDN and Put, 1.29%, 7/01/35	1,800,000	1,800,000
[a]	Modesto Water Revenue COP, Refunding, Series A, Assured Guarantee, LOC JPMorgan Chase Bank, Weekly VRDN and Put, 1.45%, 10/01/36	1,485,000	1,485,000
	Oxnard Wastewater Revenue, Refunding, BAM Insured, 5.00%, 6/01/19	500,000	502,790
	Riverside Water Revenue, Refunding, Series A, 5.00%, 10/01/19	1,000,000	1,018,530
[a]	San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, SPA State Street Bank & Trust Co., Weekly VRDN and Put, 1.28%, 4/01/38	1,800,000	1,800,000
[a]	San Francisco City and County MFHR, 1601 Mariposa Apartments, Series B-1, LOC Bank of America, Weekly VRDN and Put, 1.32%, 7/01/57	1,800,000	1,800,000
	San Francisco City and County USD, GO, Proposition A, Election of 2006 & 2011, Refunding, Series F & C, 5.00%, 6/15/19	1,000,000	1,007,380
[a]	University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.26%, 5/15/48	1,800,000	1,800,000
	Total Short Term Investments (Cost $33,312,667)		33,313,181
	Total Investments (Cost $45,792,543) 99.4%		45,826,534
	Other Assets, less Liabilities 0.6%		272,960
	Net Assets 100.0%		$46,099,494

See Abbreviations on page 15.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
On February 25, 2019, the Board for Franklin California Ultra-Short Tax-Free Income Fund approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on July 12, 2019.
ABBREVIATIONS
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
ID	Improvement District
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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